Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
CONSOLIDATED STATEMENTS OF INCOME [ABSTRACT]
Net Sales	$ 3,381,841	$ 3,412,716	$ 3,368,167
Cost of Sales	(1,980,974)	(1,977,341)	(2,015,078)
Gross Profit	1,400,867	1,435,375	1,353,089
Selling, General and Administrative Expenses	(1,056,069)	(1,107,278)	(1,096,505)
Goodwill and Other Intangible Asset Impairments			(15,462)
Net loss upon deconsolidation of SPHC		(7,946)
Interest Expense	(65,427)	(59,273)	(54,460)
Investment Expense (Income), Net	15,682	7,576	(5,794)
Income Before Income Taxes	295,053	268,454	180,868
Provision for Income Taxes	(91,885)	(87,327)	(61,252)
Net Income	203,168	181,127	119,616
Less: Net Income Attributable to Noncontrolling Interests	14,110	1,090	0
Net Income Attributable to RPM International Inc. Stockholders	$ 189,058	$ 180,037	$ 119,616
Average Number of Shares of Common Stock Outstanding:
Basic	127,403	127,047	126,373
Diluted	128,066	127,731	127,689
Earnings Per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share	$ 1.46	$ 1.40	$ 0.93
Diluted Earnings Per Share	$ 1.45	$ 1.39	$ 0.93
Cash Dividends Declared per Share of Common Stock	$ 0.835	$ 0.815	$ 0.790